Fair Value of Financial Instruments - Narrative (Details) - Contingent consideration payable - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022
Estimated Probability Of Achieving Milestones, Measurement Input
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	$ (1.0)	$ (1.4)
Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 0.7	$ 1.3